Warrant Liabilities - Additional Information (Detail)				3 Months Ended	12 Months Ended
	Jan. 17, 2022 $ / shares shares	Nov. 29, 2021 CAD ($) shares	Aug. 13, 2021 $ / shares shares	Mar. 31, 2022 CAD ($) Dividends $ / shares yr shares	Dec. 31, 2021 CAD ($)	Mar. 31, 2022 USD ($) Dividends $ / shares yr	Dec. 31, 2021 USD ($)		Nov. 29, 2021 USD ($) $ / shares	Aug. 13, 2021 CAD ($)
Disclosure of financial liabilities [line items]
Warrants issued during period | shares				0
Warrants exercised during period | shares				0
Warrants [Member]
Disclosure of financial liabilities [line items]
Warrant liability						$ 552,250	$ 552,250
Warrants [Member] | Warrant Liability Related To ATB Financial [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares	183,486
Warrants exercise price | $ / shares	$ 5.45
Warrants Maturity	maturing one year from date of issuance
Financial liabilities, at fair value					$ 195,066
Warrants [Member] | 2021 Debentures [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares			2,107,787
Warrants exercise price | $ / shares			$ 6.87
Warrants Maturity			August 2024
Financial liabilities, at fair value				$ 1,183,883	1,868,541					$ 5,947,689
Gains on change in fair value of derivatives				$ 656,001	$ 4,177,825
Warrants maturity date			Aug. 13, 2024
Warrants [Member] | 2021 Debentures [Member] | Fair Value Per Warrant Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities				0.56	0.89 [1]	0.56	0.89	[1]		2.82	[1]
Warrants [Member] | 2021 Debentures [Member] | Share Price Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities				5.5
Warrants [Member] | 2021 Debentures [Member] | Canadian Dollar Equivalent Exercise Price of Warrant Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities				8.61
Warrants [Member] | 2021 Debentures [Member] | Risk Free Rate Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities				2.34	0.88	2.34	0.88			0.43
Warrants [Member] | 2021 Debentures [Member] | Expected Life Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities				2.37	2.62	2.37	2.62			3
Warrants [Member] | 2021 Debentures [Member] | Historical volatility for shares, measurement input [member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities				42	45	42	45			71.5
Warrants [Member] | 2021 Debentures [Member] | Expected Dividend Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities | Dividends				0		0
Warrants [Member] | US$ equity financing [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares		2,415,000
Warrants exercise price | $ / shares									$ 4.75
Warrants Maturity		mature five years after issuance
Financial liabilities, at fair value		$ 5,302,004		$ 4,175,673	$ 6,106,596				$ 4,158,396
Gains on change in fair value of derivatives				$ 1,837,269
Warrants maturity date		Nov. 29, 2026
Warrants [Member] | US$ equity financing [Member] | Fair Value Per Warrant Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities		2.19		1.73	2.53	1.73	2.53		2.19
Warrants [Member] | US$ equity financing [Member] | Risk Free Rate Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities					1.25		1.25			1.18
Warrants [Member] | US$ equity financing [Member] | Expected Life Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities		5			4.92		4.92		5
Warrants [Member] | US$ equity financing [Member] | Historical volatility for shares, measurement input [member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities					45		45			45

[1]	Considers a liquidity discount of 20% in determining the fair value per warrant as these warrants are not publicly traded.